UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 82.9%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  BRAZIL - 1.1%
     Brasil Telecom Participacoes ...................       34,600  $  1,003,754
     Cia de Saneamento Basico do Estado de Sao Paulo       174,421     3,686,851
     Embratel Participacoes * .......................          794             3
     Light ..........................................      150,000     1,987,201
     Seara Alimentos * ..............................          911             3
     Telemar Norte Leste ............................       75,200     3,573,497
     Tim Participacoes ..............................            1             5
     Usinas Siderurgicas de Minas Gerais ............        3,750       182,381
                                                                    ------------
                                                                      10,433,695
                                                                    ------------
  CHINA - 2.4%
     China COSCO Holdings, Cl H (a)..................    1,592,000     3,665,895
     China Petroleum & Chemical, Cl H (a)............    4,974,000     5,220,717
     China Shipping Development, Cl H (a)............    1,222,000     3,152,657
     Dongfeng Motor Group, Cl H (a)..................      560,000       371,802
     PICC Property & Casualty, Cl H (a)..............      804,000       754,453
     Ping An Insurance Group of China, Cl H (a)......      913,500     6,447,692
     Shandong Airlines, Cl B (a).....................      354,000       232,628
     Tsingtao Brewery, Cl H (a)......................       68,000       237,285
     Weichai Power, Cl H (a).........................      458,000     2,309,962
                                                                    ------------
                                                                      22,393,091
                                                                    ------------
  CZECH REPUBLIC - 0.0%
     Unipetrol * (a).................................       20,000       333,075
                                                                    ------------

  EGYPT - 0.3%
     Commercial International Bank (a)...............       25,227       428,554
     Egyptian Financial Group-Hermes Holding (a).....      228,690     2,475,666
     National Societe Generale Bank SAE * (a)........       27,025       212,310
                                                                    ------------
                                                                       3,116,530
                                                                    ------------
  HONG KONG - 7.4%
     BOC Hong Kong Holdings (a)......................    8,597,000    21,496,095
     China Insurance International Holdings * (a)....      417,000       861,096
     China Mobile (a)................................    2,031,500    29,951,386

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  HONG KONG - CONTINUED
     CITIC International Financial Holdings (a)......    3,644,000  $  2,012,668
     Citic Pacific (a)...............................      454,000     2,252,242
     Cnpc Hong Kong (a)..............................    1,150,000       544,718
     Industrial and Commercial Bank of China Asia (a)      367,000       795,274
     Kingboard Chemical Holdings (a).................    1,913,000     7,980,316
     Lee & Man Paper Manufacturing (a)...............    1,130,800     2,525,114
                                                                    ------------
                                                                      68,418,909
                                                                    ------------
  HUNGARY - 0.4%
     MOL Hungarian Oil and Gas (a)...................       29,612     3,990,634
                                                                    ------------

  INDIA - 2.2%
     Allahabad Bank (a)..............................       33,353        94,927
     Bank of India (a)...............................      738,056     6,735,420
     Bharat Petroleum (a)............................      176,691     1,643,567
     Chennai Petroleum (a)...........................       69,008       528,123
     GAIL India (a)..................................      239,527     2,511,737
     Great Eastern Shipping (a)......................      148,325     1,531,185
     GTL (a).........................................      104,008       692,414
     India Cements (a)...............................       67,332       365,333
     Indian Bank (a).................................       88,841       471,745
     Kesoram Industries (a)..........................       41,802       529,096
     Kotak Mahindra Bank (a).........................      104,691     2,773,020
     Nicholas Piramal India (a)......................       75,476       607,171
     SRF (a).........................................      200,997       611,977
     Tata Steel (a)..................................       64,000     1,215,242
     Vijaya Bank (a).................................      289,093       495,448
                                                                    ------------
                                                                      20,806,405
                                                                    ------------
  INDONESIA - 2.5%
     Bank Central Asia (a)...........................    4,222,000     1,653,412
     Bumi Resources (a)..............................   26,601,000    18,901,406
     Indofood Sukses Makmur (a)......................    2,262,500       706,749
     International Nickel Indonesia (a)..............    1,145,000     1,007,968

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  INDONESIA - CONTINUED
     Sampoerna Agro * (a)............................    2,261,500  $  1,167,518
                                                                    ------------
                                                                      23,437,053
                                                                    ------------
  ISRAEL - 2.4%
     Bank Leumi Le-Israel (a)........................    1,100,370     5,523,562
     Bezeq Israeli Telecommunication (a).............    1,702,664     3,161,139
     Clal Insurance (a)..............................       24,638       626,930
     Discount Investment (a).........................       33,464       862,005
     Elbit Imaging (a)...............................       19,289       925,389
     IDB Development (a).............................       27,798       839,212
     IDB Holding (a).................................       16,979       478,469
     Israel Discount Bank, Cl A * (a)................      426,198     1,094,794
     Mizrahi Tefahot Bank (a)........................      352,850     2,896,973
     Oil Refineries (a)..............................      370,074       333,799
     Partner Communications (a)......................      285,198     6,003,634
                                                                    ------------
                                                                      22,745,906
                                                                    ------------
  MALAYSIA - 1.7%
     AMMB Holdings (a)...............................      602,900       689,983
     Boustead Heavy Industries * (a).................      892,100     1,663,040
     Digi.Com (a)....................................      270,800     2,037,391
     Ekran * (a).....................................    1,332,100       139,900
     IOI (a).........................................    1,395,125     3,099,893
     IOI Properties (a)..............................          500         2,034
     Land & General * (a)............................    6,765,300       928,808
     Malayan Banking (a).............................      417,200     1,533,428
     Malaysia Building Society (a)...................    1,089,600       400,728
     Public Bank (a).................................       98,700       349,912
     Ranhill (a).....................................    1,809,700     1,184,242
     Resorts World (a)...............................      347,200       422,740
     Telekom Malaysia (a)............................      114,000       401,866
     UEM World  (a)..................................      973,200     1,159,655
     UMW Holdings (a)................................      180,100       798,847
     WCT Engineering (a).............................      153,500       438,786

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  MALAYSIA - CONTINUED
     YTL (a).........................................       44,727  $    107,887
                                                                    ------------
                                                                      15,359,140
                                                                    ------------
  MEXICO - 5.5%
     Alfa, Cl A, Ser A (b)...........................      256,900     1,581,690
     America Movil, Ser L (b)........................    4,302,800    12,931,847
     Empresas ICA * (b)..............................      213,549     1,386,579
     Grupo Financiero Banorte, Cl O, Ser O (b).......    1,320,400     5,446,482
     Grupo Mexico, Ser B ............................    3,376,877    19,802,154
     Grupo Televisa, Ser CPO (b).....................      303,000     1,355,622
     Industrias Penoles  (b).........................        8,915       205,843
     Telefonos de Mexico, Ser L (b)..................    4,422,800     8,026,972
                                                                    ------------
                                                                      50,737,189
                                                                    ------------
  PAKISTAN - 0.6%
     Arif Habib Bank * ..............................       75,350        36,170
     Arif Habib Securities * ........................      753,500     2,130,503
     Askari Bank (a).................................      321,000       513,222
     Bank of Punjab * (a)............................      486,750       724,762
     National Bank of Pakistan ......................      369,000     1,336,299
     National Refinery ..............................      120,697       728,424
                                                                    ------------
                                                                       5,469,380
                                                                    ------------
  PHILIPPINES - 0.5%
     International Container Term Services (a).......    1,475,000     1,427,475
     Manila Electric * (a)...........................      294,100       598,505
     Philippine Long Distance Telephone (a)..........       29,070     2,174,904
                                                                    ------------
                                                                       4,200,884
                                                                    ------------
  POLAND - 2.0%
     BRE Bank * (a)..................................        3,035       471,838
     Grupa Lotos (a).................................       18,813       304,038
     KGHM Polska Miedz (a)...........................      464,649    17,765,413
                                                                    ------------
                                                                      18,541,289
                                                                    ------------
  RUSSIA - 13.6%
     LUKOIL .........................................      556,370    38,111,345
     Mechel  (b).....................................       87,606     8,157,871

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  RUSSIA - CONTINUED
     MMC Norilsk Nickel (a)..........................       50,096  $ 12,222,326
     Mobile Telesystems .............................      293,754    24,431,520
     Novolipetsk Steel ..............................       24,334       900,641
     OAO Gazprom (a).................................      813,464    39,613,666
     Surgutneftegaz (a)..............................       37,812     1,810,946
     Vimpel-Communications ..........................       23,853       821,497
                                                                    ------------
                                                                     126,069,812
                                                                    ------------
  SINGAPORE - 0.1%
     Cosco Singapore (a).............................      353,000     1,138,963
                                                                    ------------

  SOUTH AFRICA - 1.7%
     Freeworld Coatings * ...........................      110,371       125,674
     Mittal Steel South Africa (a)...................      200,667     3,961,274
     New Clicks Holdings (a).........................      130,604       236,916
     Sasol (a).......................................       47,006     2,265,209
     Standard Bank Group (a).........................      309,752     3,798,573
     Telkom (a)......................................      258,443     4,954,860
                                                                    ------------
                                                                      15,342,506
                                                                    ------------
  SOUTH KOREA - 15.2%
     BNG Steel (a)...................................       27,310       324,959
     Dongbu Insurance (a)............................      796,002    32,277,585
     Dongkuk Steel Mill (a)..........................            8           328
     First Fire & Marine Insurance * (a).............       82,590       683,916
     Golden Bridge Investment & Securities * (a).....      111,090       475,512
     Hanjin Shipping (a).............................      139,520     4,887,779
     Hanwha Chemical * (a)...........................       97,960     1,529,197
     Honam Petrochemical * (a).......................       44,208     4,179,473
     Human & Technology * (a)........................       81,555       409,064
     Hyosung (a).....................................       20,183     1,153,417
     Hyundai H&S * (a)...............................       21,519     1,977,479
     Hyundai Heavy Industries (a)....................       21,501     7,236,916
     Hyundai Marine & Fire Insurance (a).............      181,340     4,028,880
     Hyundai Mipo Dockyard (a).......................        5,279     1,003,215

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
 SOUTH KOREA - CONTINUED
     KCC Engineering & Construction (a)..............        3,940  $    263,571
     Kolon Engineering & Construction (a)............       69,940       856,985
     Korea Fine Chemical (a).........................        5,859       468,753
     Korea Investment Holdings (a)...................       28,569     1,511,483
     Korea Iron & Steel (a)..........................        5,694       425,100
     Korea Line (a)..................................       15,847     2,342,464
     Korean Petrochemical Industries * (a)...........       20,469       985,810
     KP Chemical * (a)...............................      133,750       943,285
     KT (a)..........................................      311,880    16,729,446
     Kyeryong Construction Industrial (a)............       54,212     2,258,435
     LG Electronics (a)..............................       83,568     8,114,464
     LIG Insurance (a)...............................      147,790     3,142,179
     LS Cable (a)....................................       18,610     1,433,459
     Mirae Asset Securities (a)......................      127,839    16,218,030
     Pacific (a).....................................        5,675       773,973
     POSCO (a).......................................       27,565    15,008,064
     Samho International (a).........................       20,610       389,493
     SK Holdings (a).................................       12,673     1,917,340
     Ssangyong Engineering & Construction (a)........       43,835       715,667
     Tong Yang Investment Bank (a)...................       39,380       718,393
     TS (a)..........................................        9,320       540,987
     Woori Investment & Securities (a)...............       19,240       427,611
     Youngone (a)....................................      465,640     5,194,184
                                                                    ------------
                                                                     141,546,896
                                                                    ------------
  TAIWAN - 11.2%
     Ability Enterprise (a)..........................    2,101,000     2,975,151
     AcBel Polytech * (a)............................      221,000        76,257
     Acer (a)........................................    2,299,014     3,607,266
     Altek (a).......................................      855,713     1,055,570
     AU Optronics (a)................................    2,197,000     3,668,591
     Charoen Pokphand Enterprise (a).................    1,580,000       700,612
     Chi Mei Optoelectronics (a).....................    2,234,000     2,634,543
     Chia Hsin Cement * (a)..........................      538,000       343,282

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                       -----------  ------------
  TAIWAN - CONTINUED
     China Life Insurance * (a)......................      413,000  $    268,552
     China Petrochemical Development * (a)...........    3,119,000     1,188,953
     China Steel (a).................................    1,178,643     1,667,653
     Chung Hung Steel (a)............................    1,616,000       877,842
     Chunghwa Picture Tubes * (a)....................   14,889,000     4,413,458
     Chunghwa Telecom (a)............................    1,777,000     3,783,081
     Compal Electronics (a)..........................   11,970,226    10,307,873
     Compeq Manufacturing (a)........................      848,000       243,644
     Coretronic (a)..................................      182,000       185,579
     Eastern Media International (a).................      905,000       260,896
     Enfield Medical (a).............................      103,200       161,555
     Far Eastern Textile (a).........................    8,366,181    11,608,604
     Far EasTone Telecommunications (a)..............    7,315,800     9,042,560
     Farglory Developers (a).........................       44,000       121,130
     Giant Manufacturing (a).........................      190,000       387,733
     Grand Pacific Petrochemical * (a)...............      728,000       220,430
     HannStar Display * (a)..........................   18,733,500     7,039,383
     High Tech Computer (a)..........................          884        16,670
     Inventec (a)....................................       44,388        23,448
     Lead Data * (a).................................    1,221,000       257,505
     Li Peng Enterprise * (a)........................      859,100       224,173
     Macronix International (a)......................    8,119,245     3,240,437
     Makalot Industrial (a)..........................      135,363       274,929
     Micro-Star International (a)....................    3,486,658     2,577,042
     Mosel Vitelic (a)...............................    3,540,110     2,080,599
     Nan Ya Plastics (a).............................    1,162,000     2,332,112
     Nanya Technology (a)............................    1,913,412     1,064,206
     Oriental Union Chemical (a).....................    1,222,000       983,521
     Phihong Technology (a)..........................       40,500        20,046
     Powertech Technology (a)........................    2,773,018     8,110,492
     Quanta Computer (a).............................    2,755,000     3,250,786
     Quanta Storage (a)..............................      187,358       205,941

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                       -----------  ------------
  TAIWAN - CONTINUED
     Shih Wei Navigation (a).........................    1,326,900  $  1,948,334
     Sintek Photronic * (a)..........................    2,361,000       524,411
     Ta Chong Securities (a).........................      286,000       156,556
     Taiwan Mobile (a)...............................    1,352,000     1,955,014
     Taiwan Surface Mounting Technology (a)..........      246,100       322,293
     U-Ming Marine Transport ........................    1,009,000     2,372,272
     Unitech Printed Circuit Board (a)...............      926,369       675,831
     Universal Scientific Industrial (a).............      509,540       240,026
     USI (a).........................................    2,880,000     1,489,287
     Vanguard International Semiconductor (a)........    1,429,009       890,417
     Wan Hai Lines (a)...............................    2,418,000     1,747,094
     Wistron (a).....................................          289           441
                                                                    ------------
                                                                     103,824,081
                                                                    ------------
  THAILAND - 6.0%
     CalComp Electronics (a).........................    8,904,000     1,877,694
     Electricity Generating (a)......................      302,200       910,707
     IRPC (a)........................................   22,325,851     3,558,396
     Precious Shipping (a)...........................      695,500       570,712
     PTT (a).........................................    2,953,300    29,609,192
     PTT Chemical (a)................................    1,465,800     4,375,207
     PTT Exploration & Production (a)................    1,029,500     4,645,898
     Siam Commercial Bank (a)........................      390,100       907,987
     Thai Oil (a)....................................    3,433,200     8,008,076
     Thoresen Thai Agencies (a)......................      826,600       993,594
     TPI Polene (a)..................................      481,500        94,711
                                                                    ------------
                                                                      55,552,174
                                                                    ------------
  TURKEY - 5.9%
     Akbank (a)......................................    2,351,885    14,004,426
     Dogan Sirketler Grubu Holdings * (a)............    3,424,520     4,725,882
     Dogan Yayin Holding * (a).......................      103,317       318,095
     Ford Otomotiv Sanayi (a)........................       43,017       448,328
     Haci Omer Sabanci Holding (a)...................      815,679     3,500,111
     Petkim Petrokimya Holding * (a).................      223,200     1,259,392

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------
  TURKEY - CONTINUED
     Petrol Ofisi * (a)..............................      389,321  $  1,670,518
     Sekerbank * (a).................................      112,869       356,865
     Tupras Turkiye Petrol Rafine (a)................      173,762     4,485,368
     Turk Hava Yollari * (a).........................       94,040       575,772
     Turk Sise ve Cam Fabrikalari (a)................    8,120,604    11,748,778
     Turkcell Iletisim Hizmet (a)....................      255,844     2,333,663
     Turkiye Garanti Bankasi, Cl C (a)...............      503,257     3,273,679
     Turkiye Sinai Kalkinma Bankasi * (a)............      281,280       334,408
     Usas Ucak Servisi (a)...........................      272,052       366,010
     Vestel Elektronik Sanayi * (a)..................      255,672       422,483
     Yapi ve Kredi Bankasi * (a).....................    1,925,611     5,220,330
                                                                    ------------
                                                                      55,044,108
                                                                    ------------
  UNITED KINGDOM - 0.2%
     Anglo American (a)..............................       34,903     1,913,317
                                                                    ------------

  VENEZUELA - 0.0%
     Cia Anonima Nacional Telefonos de Venezuela,
        Cl D  .......................................          109           119
                                                                    ------------

     TOTAL COMMON STOCK
        (Cost $630,404,699) .........................                770,415,156
                                                                    ------------

--------------------------------------------------------------------------------
  PREFERRED STOCK - 11.6%
--------------------------------------------------------------------------------
  BRAZIL - 11.6%
     Banco Bradesco .................................    1,106,986    29,425,174
     Centrais Eletricas Brasileiras, Cl A ...........      110,600     1,401,688
     Centrais Eletricas de Santa Catarina, Ser B ....       49,600     1,084,824
     Cia Brasileira de Distribuicao Grupo Pao de
        Acucar  .....................................            1            18
     Cia Paranaense de Energia, Ser B ...............      306,352     4,410,563
     Elektro Eletricidade e Servicos ................          638             4
     Embratel Participacoes .........................           60            --
     Investimentos Itau .............................    5,761,670    33,200,067
     Klabin .........................................      145,400       503,689

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES/FACE
                                                          AMOUNT       VALUE
                                                       -----------  ------------
  BRAZIL - CONTINUED
     Lojas Americanas ...............................            3  $         23
     Metalurgica Gerdau .............................      513,938    17,832,888
     Noxville Investimentos * .......................          455            --
     Telegraph Norte Leste Participacoes ............      119,400     3,083,481
     Tractebel Energia, Ser B * .....................            1            --
     Usinas Siderurgicas de Minas Gerais, Ser A .....      367,050    17,225,043
                                                                    ------------

     TOTAL PREFERRED STOCK
        (Cost $54,137,197) ..........................               108,167,462
                                                                    ------------

--------------------------------------------------------------------------------
  RIGHTS - 0.0%
--------------------------------------------------------------------------------
  BRAZIL - 0.0%
     Ambev, Expires 04/30/08 ........................           32            --
                                                                    ------------

  TAIWAN - 0.0%
     Amtran Technology, Expires 12/12/08 ............       93,576            --
                                                                    ------------

  TURKEY - 0.0%
     Anadolu Sigorta, Expires 04/30/08 (a)                 152,631       185,212
                                                                    ------------
         TOTAL RIGHTS
        (Cost $218,419) .............................                    185,212
                                                                    ------------

--------------------------------------------------------------------------------
  MASTER NOTE - 0.5%
--------------------------------------------------------------------------------
     Bear Stearns, 3.325%, 02/06/08
        (Cost $5,000,000) (c) (d)....................    5,000,000     5,000,000
                                                                    ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 2.3%
--------------------------------------------------------------------------------
     Lehman Brothers
        3.205%, dated 01/31/08, to be
        repurchased on 02/01/08, repurchase price
        $21,439,303 (collateralized by various
        Mortgage Obligations, ranging in par
        value $1,867-$15,675,309, 0.000%-6.007%,
        07/25/32-09/25/37; with a total market
        value of $21,868,465) (c)
        (Cost $21,437,394) ..........................  $21,437,394    21,437,394
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 6.1%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                       -----------  ------------

     Merrill Lynch Premier Institutional,
        4.244% (c) (d)...............................    5,000,000  $  5,000,000

     Schwab Value Advantage, 4.163% (c) (d)..........    5,000,000     5,000,000

     Union Bank of California Diversified Money
        Market Fund, Fiduciary Shares, 2.380% (d)       46,637,610    46,637,610
                                                                    ------------
        (Cost $56,637,610) ..........................                 56,637,610
                                                                    ------------

     TOTAL INVESTMENTS - 103.4%
        (Cost $767,835,319) + .......................               $961,842,834
                                                                    ============

  PERCENTAGES ARE BASED ON NET ASSETS OF $929,632,830.

  *   NON-INCOME PRODUCING SECURITY.

  (A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008, WAS $630,729,418 AND REPRESENTED 67.8% OF NET ASSETS.
  (B) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF THE SECURITIES ON LOAN AS OF JANUARY 31, 2008 WAS $35,038,879.
  (C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008 WAS $36,437,394.
  (D) THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JANUARY 31, 2008.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  CL  -  CLASS
  SER -  SERIES


  + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $767,835,319, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $243,359,540 AND $(49,352,025),RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ACA-QH-003-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.